Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 6:- PROPERTY, PLANT AND EQUIPMENT, NET

Composition of assets, grouped by major classification, is as follows:

	December 31,
	2019	2018
Cost:

Laboratory equipment	$39	$39
Computers, office furniture and equipment	193	190
Leasehold improvements	12	12

	244	241
Accumulated depreciation:

Laboratory equipment	23	18
Computers, office furniture and equipment	178	170
Leasehold improvements	7	6

	208	194

Property and equipment, net	$36	$47

Depreciation expenses for the year ended December 31, 2019, 2018 and 2017 amounted to $14, $14 and $19, respectively.